Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended	132 Months Ended
	Apr. 30, 2025	Apr. 30, 2015	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
Columbia Corporate Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Accumulated Value		$ 9,523	$ 9,655	$ 10,014	$ 10,035	$ 10,630	$ 11,704	$ 12,344	$ 11,012	$ 11,178	$ 11,370	$ 12,180
Columbia Corporate Income Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Accumulated Value		10,000	10,164	10,568	10,617	11,275	12,444	13,157	11,767	11,975	12,211	13,113
Columbia Corporate Income Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Accumulated Value		10,000	10,176	10,592	10,663	11,333	12,511	13,253	11,863	12,084	12,338	13,267
Columbia Corporate Income Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Accumulated Value		10,000	10,181	10,602	10,669	11,346	12,530	13,281	11,896	12,110	12,384	13,306
Columbia Corporate Income Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Accumulated Value		10,000	10,164	10,568	10,617	11,275	12,444	13,157	11,767	11,975	12,211	13,112
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000	10,272	10,357	10,324	10,870	12,049	12,017	10,994	10,947	10,786	11,651
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index
Accumulated Value		10,000	10,240	10,704	10,816	11,525	12,391	13,215	11,945	12,038	12,296	13,251
Bloomberg U.S. Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Accumulated Value		$ 10,000	$ 10,303	$ 10,612	$ 10,683	$ 11,377	$ 12,501	$ 13,058	$ 11,697	$ 11,776	$ 11,893	$ 12,798